Note 11 - Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	January 31, 2019	January 31, 2018
Accrued compensation and benefits	16,771	14,234
Accrued professional fees	1,137	1,107
Other accrued liabilities	11,484	10,197
	29,392	25,538